Fair Value Composition of Investment Portfolio by Major Security Type (Detail) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	[1],[2]	$ 23,482.6	$ 20,937.3
Long-term Debt, Fair Value		3,315.8	2,887.8
Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		16,243.8	15,332.2
Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		6,103.8	6,237.1
Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		9,948.1	8,860.8
Fixed maturities | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,870.1	2,429.2
Fixed maturities | U.S. government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,870.1	2,429.2
Fixed maturities | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,502.6	2,721.4
Fixed maturities | State and local government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,502.6	2,721.4
Fixed maturities | Foreign government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		24.5	18.6
Fixed maturities | Foreign government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		24.5	18.6
Fixed maturities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		4,550.9	3,691.6
Fixed maturities | Corporate debt securities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		4,550.9	3,691.6
Fixed maturities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		1,458.7	1,726.7
Fixed maturities | Residential mortgage-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		1,458.7	1,726.7
Fixed maturities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		40.6	89.3
Fixed maturities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		40.6	89.3
Fixed maturities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,253.4	2,653.2
Fixed maturities | Commercial mortgage-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,253.4	2,653.2
Fixed maturities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,351.1	1,767.9
Fixed maturities | Other asset-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,351.1	1,767.9
Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		191.9	234.3
Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		59.5	92.0
Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		30.9	51.2
Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		101.5	91.1
Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		853.5	782.6
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		853.5	782.6
Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,812.4	2,650.5
Equity securities | Common equities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,812.0	2,650.2
Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.4	0.3
Total Fixed Maturities and Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		19,909.7	18,765.3
Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		3,572.9	2,172.0
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		22,031.7	19,688.4
Debt		3,148.2	2,707.9
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		16,287.1	15,347.9
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		6,107.3	6,253.1
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		9,991.0	8,834.8
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | U.S. government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,899.2	2,425.4
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | State and local government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,509.5	2,677.6
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Foreign government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		24.5	18.6
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Corporate debt securities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		4,557.8	3,713.2
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Residential mortgage-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		1,448.5	1,726.0
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		41.2	90.3
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Commercial mortgage-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,266.9	2,665.7
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Other asset-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,350.7	1,771.1
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		188.8	260.0
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		59.8	76.8
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		30.5	65.1
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		98.5	118.1
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		734.2	674.2
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		734.2	674.2
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		1,437.5	1,494.3
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		1,437.1	1,494.0
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.4	0.3
Carrying (Reported) Amount, Fair Value Disclosure | Total Fixed Maturities and Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		18,458.8	17,516.4
Carrying (Reported) Amount, Fair Value Disclosure | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		3,572.9	2,172.0
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		8,854.0	7,309.2
Long-term Debt, Fair Value		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,894.6	2,447.8
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,894.6	2,447.8
Fair Value, Inputs, Level 1 | Fixed maturities | U.S. government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,870.1	2,429.2
Fair Value, Inputs, Level 1 | Fixed maturities | State and local government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities | Foreign government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		24.5	18.6
Fair Value, Inputs, Level 1 | Fixed maturities | Corporate debt securities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities | Residential mortgage-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities | Commercial mortgage-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities | Other asset-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		138.1	154.9
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		138.1	154.9
Fair Value, Inputs, Level 1 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,812.0	2,650.2
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,812.0	2,650.2
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 1 | Total Fixed Maturities and Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		5,844.7	5,252.9
Fair Value, Inputs, Level 1 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		3,009.3	2,056.3
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		14,627.9	13,617.9
Long-term Debt, Fair Value		3,188.5	2,722.9
Fair Value, Inputs, Level 2 | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		13,348.9	12,874.5
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		6,103.5	6,227.2
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		7,053.5	6,413.0
Fair Value, Inputs, Level 2 | Fixed maturities | U.S. government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 2 | Fixed maturities | State and local government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,502.6	2,721.4
Fair Value, Inputs, Level 2 | Fixed maturities | Foreign government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 2 | Fixed maturities | Corporate debt securities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		4,550.9	3,691.6
Fair Value, Inputs, Level 2 | Fixed maturities | Residential mortgage-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		1,458.7	1,726.7
Fair Value, Inputs, Level 2 | Fixed maturities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		40.6	89.3
Fair Value, Inputs, Level 2 | Fixed maturities | Commercial mortgage-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,253.1	2,643.3
Fair Value, Inputs, Level 2 | Fixed maturities | Other asset-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,351.1	1,767.9
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		191.9	234.3
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		59.5	92.0
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		30.9	51.2
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		101.5	91.1
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		715.4	627.7
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		715.4	627.7
Fair Value, Inputs, Level 2 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 2 | Total Fixed Maturities and Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		14,064.3	13,502.2
Fair Value, Inputs, Level 2 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		563.6	115.7
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.7	10.2
Long-term Debt, Fair Value		127.3	164.9
Fair Value, Inputs, Level 3 | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.3	9.9
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.3	9.9
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | U.S. government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | State and local government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | Foreign government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | Corporate debt securities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | Residential mortgage-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | Commercial mortgage-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.3	9.9
Fair Value, Inputs, Level 3 | Fixed maturities | Other asset-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 3 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.4	0.3
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.0	0.0
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.4	0.3
Fair Value, Inputs, Level 3 | Total Fixed Maturities and Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0.7	10.2
Fair Value, Inputs, Level 3 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		$ 0.0	$ 0.0

[1]	Our portfolio reflects the effect of unsettled security transactions and collateral on any open derivative positions; at December 31, 2016, $27.8 million was included in "other liabilities," compared to $23.1 million in "other assets" at December 31, 2015.
[2]	The total fair value of the portfolio at both December 31, 2016 and 2015 included $1.3 billion of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.